SCHEDULE OF RECONCILIATION BETWEEN STATUTORY TAX RATE TO THE EFFECTIVE TAX RATE (Details) - USD ($)	6 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Income Tax Disclosure [Abstract]
Loss before tax	$ (1,509,695)	$ (215,634)
Tax expense computed at tax rate of 17%	(256,648)	(36,658)
Non-taxable and non-deductible items	256,648
Changes in valuation allowance	456	36,658
Total